Investments - Narrative (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates					$ 12,557		$ 11,059
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates					$ 62		$ 479
Proportion of ownership interest in joint venture		10.00%			10.00%	10.00%	10.00%	10.00%
Capital contributions			$ 971	¥ 6,700
Weichai Ballard JV
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates					$ 12,495		$ 10,580
Proportion of ownership interest in joint venture	49.00%				49.00%	49.00%	49.00%	49.00%
Capital contributions					$ 22,515	¥ 155,575	$ 20,944	¥ 143,325	$ 14,286	¥ 98,000
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture					10.00%	10.00%
Capital contributions					$ 0		$ 0